Income Taxes - Tax Effects of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Share-based payments	$ 0.3	$ 2.2
Operating loss carryforwards	121.5	126.4
Net loss reserves and loss adjustment expenses	5.0	5.0
Unrealized losses on investments	0.0	0.8
Accrued expenses	7.1	7.9
Foreign tax credit carryforwards	0.0	3.8
Unearned premiums	15.3	15.5
Deferred policy acquisition costs	0.1	0.0
Office properties and equipment	16.8	11.1
Operating lease liability	21.5	3.3
Other temporary differences	6.1	0.0
Total gross deferred tax assets	193.7	176.0
Less valuation allowance	(149.2)	(111.9)
Net deferred tax assets	44.5	64.1
Equalization provision reserves	0.0	0.0
Unrealized (gains) on investments	(2.7)	0.0
Intangible assets	(1.6)	(2.5)
Deferred policy acquisition costs	(16.4)	(18.5)
Quota share losses	0.0	(0.6)
Loss portfolio transfer costs	0.0	(6.1)
Operating lease assets	(19.9)	0.0
Other temporary differences	(3.9)	(1.0)
Total gross deferred tax (liabilities)	(44.5)	(28.7)
Deferred Tax Assets, Net	$ 0.0	$ 35.4